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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE
                               -------------------

Report for the Calendar Year or Quarter Ended:   March 31, 2004

Check here if Amendment [  ];       Amendment Number:
This Amendment (Check only one):         [  ]  is a restatement.
                                         [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CIGNA Corporation
Address:    One Liberty Place
            Philadelphia, PA  19192-1550


Form 13F File Number:      28-1157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kathryn Pietrowiak
Title:     Assistant Corporate Secretary
Phone:     860-534-8908

Signature, Place, and Date of Signing:

/s/ Kathryn Pietrowiak
--------------------------------------------------------------------------------
[Signature]

Hartford, CT
--------------------------------------------------------------------------------
[City, State]

May 11, 2004
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2293

Name:     TimesSquare Capital Management, Inc.



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                              FORM 13F SUMMARY PAGE
                              ---------------------

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   32

Form 13F Information Table Value Total:   $57,068        (thousands)


List of Other Included Managers:

       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                      FORM 13F INFORMATION TABLE
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NAME OF                   TITLE      CUSIP      VALUE      SHRS OR SH/PRN   PUT/ INVESTMENT OTHER           VOTING AUTHORITY
ISSUER                    OF CLASS              (X$1000)   PRN AMT          CALL DISCRETION MANAGERS    SOLE     SHARED      NONE
--------                  --------   --------   --------   ------- -------- ---- --------   -------- --------- --------- -----------
COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
--------                  --------   --------   --------   --------------------- ---------  -------- --------- --------- -----------

AMERICA MOVIL ADR SERIES  SPONS ADR  02364W105     2,130    55,000 SH            DEFINED                                    55,000
BANCO SANTANDER CHILE - A SPONS ADR  05965X109       429    16,000 SH            DEFINED                                    16,000
BRAZIL FUND INC COMMON US COM        105759104       355    15,000 SH            DEFINED                15,000
BROOKSTONE INC            COM        114537103     1,929    70,695 SH            DEFINED                70,695
CHECKPOINT SOFTWARE TECH  ORD        M22465104       697    30,520 SH            DEFINED                30,520
CIGNA CORPORATION         COM        125509109    17,263   292,500 SH            DEFINED               292,500
COMPANIA ANONIMA NACIONAL SPONS ADR  204421101       197    10,000 SH            DEFINED                                    10,000
DISTRIBUCION Y SERVICIO-A SPONS ADR  254753106       215    12,300 SH            DEFINED                                    12,300
EL PASO CORP              COM        28336L109       453    63,764 SH            DEFINED                63,764
EMBOTELLADORA ANDINA ADR  SPONS ADR  29081P303       265    24,200 SH            DEFINED                                    24,200
EMPRESA NACIONAL ELECRTIC SPONS ADR  29244T101       159    13,000 SH            DEFINED                                    13,000
ENERSIS SA SPON ADR       SPONS ADR  29274F104       383    60,000 SH            DEFINED                                    60,000
GRUPO TELEVISA ADR  (REP  SPONS ADR  40049J206       472    10,000 SH            DEFINED                                    10,000
INDIA FUND INC. USD0.001  COM        454089103       741    28,735 SH            DEFINED                28,735
MATAV RT-SPONSORED ADR    SPONS ADR  559776109       540    23,615 SH            DEFINED                                    23,615
MINAS BUENAVENTURA-SPON A SPONS ADR  204448104       217     7,500 SH            DEFINED                                     7,500
MOBILE TELESYSTEMS SP ADR SPONS ADR  607409109       561     4,300 SH            DEFINED                                     4,300
MSDW INDIA INVESTMENT FUN COM        61745C105     2,943   116,556 SH            DEFINED               116,556
NEWS CORP LTD ADR NEW COM ADR NEW    652487703     1,347    37,500 SH            DEFINED                                    37,500
PETROLEO BRASILEIRO ADR   SPONS ADR  71654V101     2,940   100,000 SH            DEFINED                                   100,000
ROYAL DUTCH PETROLEUM     NY REG EUR 780257804     4,071    85,720 SH            DEFINED                85,720
TAIWAN SEMICONDUCTOR MFG  SPONS ADR  874039100        73     7,008 SH            DEFINED                                     7,008
TARO PHARMACEUTICALS INDU ORD        M8737E108       214     3,700 SH            DEFINED                 3,700
TELE NORTE LESTE PART-ADR SPONS ADR  879246106       324    25,000 SH            DEFINED                                    25,000
TELECOM CORP OF NEW ZEALA SPONS ADR  879278208       625    20,000 SH            DEFINED                20,000
TELEFONOS DE MEXICO SA    SPONS ADR  879403780     1,396    40,000 SH            DEFINED                40,000
TELKOMUNIKASI INDONESIA A SPONS ADR  715684106       729    44,600 SH            DEFINED                                    44,600
TEVA PHARMACEUTICALS INDS ADR        881624209     2,141    33,760 SH            DEFINED                33,760
TREX COMPANY INC          COM        89531P105    10,128   296,932 SH            DEFINED               296,932
UNIBANCO-UNIAO DE BANCOS  GDR REP PF 90458E107       242    10,000 SH            DEFINED                                    10,000
VALE RIO DOCE ADR (REP 25 SPONS ADR  204412100     1,642    35,000 SH            DEFINED                                    35,000
VIMPEL-COMMUNICATION-SP A SPONS ADR  68370R109     1,246    12,000 SH            DEFINED                                    12,000
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